INVESTMENT SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Realized investment security gains	$ 101	$ 40	$ 2
Proceeds from investment securities	6,400	10,100	$ 1,400
Federal Home Loan Bank of Pittsburgh ("FHLB") [Member]
Investment securities pledged, amortized cost	18,700	3,500
Investment securities pledged, fair value	18,800	3,600
Federal Reserve Bank of Cleveland [Member]
Investment securities pledged, amortized cost	40,400	57,500
Investment securities pledged, fair value	$ 40,800	$ 57,400